UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10171

Name of Fund:  Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Master Senior Floating Rate
       Trust, 800 Scudders Mill Road, Plainsboro, NJ,  08536.
       Mailing address:  P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2004

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10171
Reporting Period: 07/01/2003 - 06/30/2004
Master Senior Floating Rate Trust









====================== MASTER SENIOR FLOATING RATE TRUST =======================


PIONEER COMPANIES, INC.

Ticker:       PONR           Security ID:  723643300
Meeting Date: MAY 13, 2004   Meeting Type: Annual
Record Date:  APR 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David N. Weinstein        For       For        Management
1.2   Elect  Director Michael Y. Mcgovern       For       For        Management
1.3   Elect  Director Marvin E. Lesser          For       For        Management
1.4   Elect  Director Gary L. Rosenthal         For       For        Management
1.5   Elect  Director Charles L. Mears          For       For        Management
2     Ratify Auditors                           For       For        Management


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Senior Floating Rate Trust

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Master Senior Floating Rate Trust

Date: August 10, 2004